Investments in Financial Assets Measured at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Rental income from investment property, net of direct operating expense [abstract]
Investments in Financial Assets Measured at Fair Value Through Profit or Loss

Note 7 - Investments in Financial Assets Measured at Fair Value Through Profit or Loss:

As of December 31, 2021 and as of December 31, 2020, the Company holds 3,840,617 shares of XTL Biopharmaceuticals Ltd. (hereinafter: “XTL”), which constitute 0.70% of XTL’s issued and paid-up capital.

As of the end of the reporting period, the Controlling Shareholder holds 23.54% of XTL shares.

The fair value of these shares as of the end of the reporting period was based on the quoted share price (level 1) as XTL is a publicly traded company listed in the Nasdaq and Tel-Aviv stock exchange, see also Note 12B.

The fair value and changes in securities which were classified “Financial assets measured at fair value through profit or loss” during the reporting periods was as follows:

	2021	2020
	NIS in thousands
Balance as of January 1,	376	177
Changes in fair value carried to the statement of income	(46)	199
Balance as of December 31,	330	376